Share-based payments - Schedule of Assumptions Used for Calculating Benefit Plans (Details)	12 Months Ended
Dec. 31, 2025 £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	3.87%
Weighted average expected life	3 years 3 months 18 days
Weighted average expected volatility (in percent)	25.00%
Weighted average dividend yield (in percent)	5.00%
Weighted average share price (in GBP per share)	£ 0.84
Weighted average exercise price (in GBP per share)	£ 0.74
Executive Option Plans
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	3.81%
Weighted average expected life	1 year 6 months
Weighted average expected volatility (in percent)	25.00%
Weighted average dividend yield (in percent)	6.00%
Weighted average share price (in GBP per share)	£ 0.80
Weighted average exercise price (in GBP per share)	£ 0
Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	4.13%
Weighted average expected life	4 years 4 months 24 days
Weighted average expected volatility (in percent)	27.00%
Weighted average dividend yield (in percent)	6.00%
Weighted average share price (in GBP per share)	£ 0.71
Weighted average exercise price (in GBP per share)	£ 0